COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, K (formerly, R4) and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.35%	0.35%	0.35%
Total annual Fund operating expenses	1.35%	2.10%.	2.10%

	Class I Shares	Class K Shares	Class R Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.00%	0.50%
Other expenses(d)	0.11%	0.41%	0.35%
Total annual Fund operating expenses	0.86%	1.16%	1.60%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,240
Assuming complete redemption of shares at the end of the period	$713	$958	$1,329	$2,240
Class C Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,431
Assuming complete redemption of shares at the end of the period	$313	$658	$1,129	$2,431
Class I Shares	$88	$274	$477	$1,061
Class K Shares	$118	$368	$638	$1,409
Class R Shares	$163	$505	$871	$1,900

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.10%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$112	$350	$606	$1,340

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(d)	0.35%	0.35%	0.35%	0.13%
Total annual Fund operating expenses	1.55%	2.30%	2.30%	1.08%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares
Assuming no redemption of shares	$233	$718	$1,230	$2,448
Assuming complete redemption of shares at the end of the period	$733	$1,018	$1,430	$2,448
Class C Shares
Assuming no redemption of shares	$233	$718	$1,230	$2,636
Assuming complete redemption of shares at the end of the period	$333	$718	$1,230	$2,636
Class I Shares	$110	$343	$595	$1,317

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.30%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$132	$412	$713	$1,568

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated June 18, 2012, as supplemented

The Fund's prospectus offering Class W Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class W Shares
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.55%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class W Shares	$158	$490	$845	$1,845

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	00.0%
Other expenses(d)	0.29%	0.29%	0.06%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual Fund operating expenses	1.32%	2.07%	0.84%
Fee waivers and/or reimbursements(e)	-0.03%	-0.03%	0.00%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%	2.04%	0.84%

		Class R Shares	Class W Shares
Management fees		0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.50%	0.25%
Other expenses(d)		0.29%	0.29%
Acquired fund fees and expenses		0.03%	0.03%
Total annual Fund operating expenses		1.57%	1.32%
Fee waivers and/or reimbursements(e)		-0.03%	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.54%	1.29%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(e)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.

Example

	1 year	3 years	5 years	10 years
Class A Shares*	$699	$966	$1,254	$2,071
Class C Shares*
Assuming no redemption of shares	$207	$646	$1,111	$2,398
Assuming complete redemption of shares at the end of the period	$307	$646	$1,111	$2,398
Class I Shares	$86	$268	$466	$1,037
Class R Shares*	$157	$493	$852	$1,865
Class W Shares*	$131	$415	$721	$1,588

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.29%
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(b)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.

Example

	1 year*	3 years*	5 years*	10 years*
Class Z Shares	$106	$337	$587	$1,303

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.84%	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.25%	0.25%	0.25%
Total annual Fund operating expenses	1.34%	2.09%	2.09%

		Class I Shares	Class R Shares
Management fees		0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees		0.00%	0.50%
Other expenses(d)		0.04%	0.25%
Total annual Fund operating expenses		0.88%	1.59%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$704	$975	$1,267	$2,095
Class B Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,229
Assuming complete redemption of shares at the end of the period	$712	$955	$1,324	$2,229
Class C Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,421
Assuming complete redemption of shares at the end of the period	$312	$655	$1,124	$2,421
Class I Shares	$90	$281	$488	$1,084
Class R Shares	$162	$502	$866	$1,889

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Y Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.04%
Total annual Fund operating expenses	0.88%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Y Shares	$90	$281	$488	$1,084

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.25%
Total annual Fund operating expenses	1.09%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$111	$347	$601	$1,329

(Columbia Energy and Natural Resources Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, K (formerly, R4) and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class K Shares	Class R Shares
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%
Other expenses	[1]	0.35%	0.35%	0.35%	0.11%	0.41%	0.35%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.86%	1.16%	1.60%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	88	274	477	1,061
Class K Shares	118	368	638	1,409
Class R Shares	163	505	871	1,900

Expense Example, No Redemption (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431

(Columbia Energy and Natural Resources Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund)		Class Z Shares
Management fees		0.75%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.35%
Total annual Fund operating expenses		1.10%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	112	350	606	1,340

(Columbia Greater China Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Greater China Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.35%	0.35%	0.35%	0.13%
Total annual Fund operating expenses		1.55%	2.30%	2.30%	1.08%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Greater China Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,036	1,371	2,314
Class B Shares	733	1,018	1,430	2,448
Class C Shares	333	718	1,230	2,636
Class I Shares	110	343	595	1,317
Class Z Shares	132	412	713	1,568

Expense Example, No Redemption (Columbia Greater China Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	233	718	1,230	2,448
Class C Shares	233	718	1,230	2,636

(Columbia Greater China Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Greater China Fund)		Class Z Shares
Management fees		0.95%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.35%
Total annual Fund operating expenses		1.30%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Greater China Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	132	412	713	1,568

(Columbia Greater China Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated June 18, 2012, as supplemented

The Fund's prospectus offering Class W Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Greater China Fund)		Class W Shares
Management fees		0.95%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.35%
Total annual Fund operating expenses		1.55%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Greater China Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class W Shares	158	490	845	1,845

(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expense (Columbia Value and Restructuring Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.29%	0.29%	0.06%	0.29%	0.29%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses		1.32%	2.07%	0.84%	1.57%	1.32%
Fee waivers and/or reimbursements	[2]	(0.03%)	(0.03%)	none	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.29%	2.04%	0.84%	1.54%	1.29%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.

Expense Example (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	699	966	1,254	2,071
Class C Shares	[1]	307	646	1,111	2,398
Class I Shares		86	268	466	1,037
Class R Shares	[1]	157	493	852	1,865
Class W Shares	[1]	131	415	721	1,588
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class C Shares	[1]	207	646	1,111	2,398
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund)		Class Z Shares
Management fees		0.75%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.29%
Acquired Fund Fees and Expenses		0.03%
Total annual Fund operating expenses		1.07%
Fee waivers and/or reimbursements	[2]	(0.03%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.04%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.

Expense Example (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares	[1]	106	337	587	1,303
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Small Cap Growth Fund I)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund I)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees		0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.25%	0.25%	0.25%	0.04%	0.25%
Total annual Fund operating expenses		1.34%	2.09%	2.09%	0.88%	1.59%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class B Shares	712	955	1,324	2,229
Class C Shares	312	655	1,124	2,421
Class I Shares	90	281	488	1,084
Class R Shares	162	502	866	1,889

Expense Example, No Redemption (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,229
Class C Shares	212	655	1,124	2,421

(Columbia Small Cap Growth Fund I)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Y Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund I)		Class Y Shares
Management fees		0.84%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.04%
Total annual Fund operating expenses		0.88%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	90	281	488	1,084

(Columbia Small Cap Growth Fund I)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund I)		Class Z Shares
Management fees		0.84%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.25%
Total annual Fund operating expenses		1.09%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	111	347	601	1,329

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 08, 2012
(Columbia Energy and Natural Resources Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.35%
(Columbia Energy and Natural Resources Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.10%
(Columbia Energy and Natural Resources Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.86%
(Columbia Energy and Natural Resources Fund) | Class K Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[1]
Total annual Fund operating expenses	1.16%
(Columbia Energy and Natural Resources Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.60%
(Columbia Energy and Natural Resources Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.10%
(Columbia Greater China Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund) | Class B Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	2.30%
(Columbia Greater China Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.55%
(Columbia Greater China Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Greater China Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.30%
(Columbia Greater China Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.35%	[1]
Total annual Fund operating expenses	1.55%
(Columbia Value and Restructuring Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	none	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Value and Restructuring Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Value and Restructuring Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Value and Restructuring Fund) | Class W Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Value and Restructuring Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.03%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Small Cap Growth Fund I) | Class A Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.34%
(Columbia Small Cap Growth Fund I) | Class I Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I) | Class B Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I) | Class C Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Small Cap Growth Fund I) | Class R Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.59%
(Columbia Small Cap Growth Fund I) | Class Y Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Small Cap Growth Fund I) | Class Z Shares
Operating Expenses:
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.09%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 8, 2012
Prospectus Date	rr_ProspectusDate	Nov 8, 2012
(Columbia Energy and Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Energy and Natural Resources Fund ABCIKR - Supplement [Text Block]	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, K (formerly, R4) and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Energy and Natural Resources Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
(Columbia Energy and Natural Resources Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
(Columbia Energy and Natural Resources Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
(Columbia Energy and Natural Resources Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
(Columbia Energy and Natural Resources Fund) | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
(Columbia Energy and Natural Resources Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
(Columbia Energy and Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Energy and Natural Resources Fund Z - Supplement [Text Block]	columbia_SupplementTextBlock_01

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Energy and Natural Resources Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
(Columbia Greater China Fund)
Risk/Return:	rr_RiskReturnAbstract
Greater China Fund ABCI - Supplement [Text Block]	columbia_SupplementTextBlock_02

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C and I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Greater China Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,314
(Columbia Greater China Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,018
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,448
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,448
(Columbia Greater China Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
(Columbia Greater China Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
(Columbia Greater China Fund)
Risk/Return:	rr_RiskReturnAbstract
Greater China Fund Z - Supplement [Text Block]	columbia_SupplementTextBlock_03

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Greater China Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
(Columbia Greater China Fund)
Risk/Return:	rr_RiskReturnAbstract
Greater China Fund W - Supplement [Text Block]	columbia_SupplementTextBlock_04

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated June 18, 2012, as supplemented

The Fund's prospectus offering Class W Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Greater China Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
(Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Value and Restructuring Fund ABCIRW - Supplement [Text Block]	columbia_SupplementTextBlock_05

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
(Columbia Value and Restructuring Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,071	[4]
(Columbia Value and Restructuring Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,398	[4]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207	[4]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646	[4]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111	[4]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,398	[4]
(Columbia Value and Restructuring Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
(Columbia Value and Restructuring Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,865	[4]
(Columbia Value and Restructuring Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	721	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,588	[4]
(Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Value and Restructuring Fund Z - Supplement [Text Block]	columbia_SupplementTextBlock_06

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
(Columbia Value and Restructuring Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,303	[4]
(Columbia Small Cap Growth Fund I)
Risk/Return:	rr_RiskReturnAbstract
Small Cap Growth Fund I ABCIR - Supplement [Text Block]	columbia_SupplementTextBlock_07

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Small Cap Growth Fund I) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
(Columbia Small Cap Growth Fund I) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,229
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
(Columbia Small Cap Growth Fund I) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
(Columbia Small Cap Growth Fund I) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Columbia Small Cap Growth Fund I) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
(Columbia Small Cap Growth Fund I)
Risk/Return:	rr_RiskReturnAbstract
Small Cap Growth Fund I Y - Supplement [Text Block]	columbia_SupplementTextBlock_08

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Y Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Small Cap Growth Fund I) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Columbia Small Cap Growth Fund I)
Risk/Return:	rr_RiskReturnAbstract
Small Cap Growth Fund I Z - Supplement [Text Block]	columbia_SupplementTextBlock_09

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Small Cap Growth Fund I) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.
[4]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.